Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Current assets:
Cash and cash equivalents	$ 24,270,473	$ 1,227	$ 23,218,383
Marketable securities and other short-term investments	59,120,676	2,988	54,857,157
Accounts receivable:
Subscribers, distributors, recoverable taxes and other, net	193,776,144	9,793	205,774,539
Related parties	868,230	44	740,492
Derivative financial instruments	8,037,384	406	909,051
Inventories, net	38,809,565	1,961	36,871,292
Other current assets, net	17,352,746	877	19,538,093
Total current assets	342,235,218	17,296	341,909,007
Non-current assets:
Property, plant and equipment, net	676,343,198	34,182	701,190,066
Intangibles, net	143,539,626	7,254	152,369,446
Goodwill	151,463,232	7,655	152,632,635
Investments in associated companies	3,735,172	189	3,603,484
Deferred income taxes	116,571,349	5,891	112,651,699
Accounts receivable, subscribers and distributors	9,786,581	495	11,184,860
Other assets, net	42,537,476	2,150	39,501,077
Total assets	1,486,211,852	75,112	1,515,042,274
Current liabilities:
Short-term debt and current portion of long-term debt	51,745,841	2,615	82,607,259
Accounts payable	212,673,407	10,749	237,265,126
Accrued liabilities	67,752,758	3,425	70,479,230
Income tax	9,362,009	473	3,200,673
Other taxes payable	24,387,484	1,233	22,087,957
Derivative financial instruments	10,602,539	536	14,136,351
Related parties	2,540,412	128	2,971,325
Deferred revenues	34,272,047	1,732	37,255,328
Total current liabilities	413,336,497	20,891	470,003,249
Non-current-liabilities:
Long-term debt	646,139,058	32,655	625,194,144
Deferred income taxes	11,997,364	606	14,061,881
Income tax	8,622,500	436	2,348,069
Deferred revenues	3,183,727	161	1,625,270
Derivative financial instruments	3,756,921	190	3,448,396
Asset retirement obligations	18,245,129	922	16,288,631
Employee benefits	120,297,139	6,080	111,048,867
Total non-currentliabilities	812,241,838	41,050	774,015,258
Total liabilities	1,225,578,335	61,941	1,244,018,507
Equity:
Capital stock	96,338,508	4,869	96,337,514
Retained earnings:
Prior years	141,761,677	7,164	149,065,873
Profit for the year	29,325,921	1,482	8,649,427
Total retained earnings	171,087,598	8,646	157,715,300
Other comprehensive loss items	(73,261,794)	(3,703)	(45,137,571)
Equity attributable to equity holders of the parent	194,164,312	9,812	208,915,243
Non-controllinginterests	66,469,205	3,359	62,108,524
Total equity	260,633,517	13,171	271,023,767
Total liabilities and equity	$ 1,486,211,852	$ 75,112	$ 1,515,042,274